Trust Expenses - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Trust Expenses [Line Items]
Sponsor's fee, annualized accrual rate based on adjusted daily net asset value	0.95%	0.95%
Legal fees, per year, maximum	$ 100,000	$ 100,000